METLIFE INVESTORS INSURANCE COMPANY

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

METLIFE INVESTORS USA INSURANCE COMPANY

METLIFE INVESTORS USA SEPARATE ACCOUNT A

FIRST METLIFE INVESTORS INSURANCE COMPANY

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

SUPPLEMENT DATED NOVEMBER 22, 2004

TO

PROSPECTUSES DATED MAY 1, 2004 (as supplemented)

and NOVEMBER 22, 2004 (as supplemented)

This Supplement revises information contained in the prospectuses dated May 1, 2004 (as supplemented) and November 22, 2004 (as supplemented), for the variable annuity contracts issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company (“we”, “us”, or “our”). This Supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus (or the supplement(s) to the prospectus), write to us at 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901 or call us at (800) 343-8496 to request a free copy.

Effective November 22, 2004, the following paragraph replaces the first paragraph in the section entitled “Other Information—Requests and Elections” in the prospectus:

Requests and Elections

We will treat your request for a contract transaction as received by us if we receive a request conforming to our administrative procedures at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee’s administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

PLEASE READ AND RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR YOUR REFERENCE. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR ACCOUNT REPRESENTATIVE.

SUPP-PRO-RE